Annual Total Returns- JPMorgan SmartRetirement 2035 Fund (A C I Shares) [BarChart] - A C I Shares - JPMorgan SmartRetirement 2035 Fund - Class A	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(4.89%)	17.88%	21.86%	7.57%	(1.73%)	6.15%	20.15%	(9.03%)	22.20%	13.96%